Description of Company and Basis of Presentation (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020 Store State	Jun. 30, 2019	Jun. 30, 2020 Store State Brand	Jun. 30, 2019	Sep. 30, 2019 Acquisition Store State Brand Subsidiary	Sep. 30, 2018	Sep. 30, 2017	Jun. 01, 2018
Description of the Business [Abstract]
Number of stores operating	63		63
Number of states in which stores operating | State	11		11
Number of top brands | Brand			10
Sales Revenue [Member]
Description of the Business [Abstract]
Concentration risk percentage	43.70%	41.00%	40.90%	40.60%
Sales Revenue [Member] | Malibu Boats, Inc [Member]
Description of the Business [Abstract]
Concentration risk percentage	18.40%	16.10%	17.00%	15.80%
OneWater LLC [Member]
Description of the Business [Abstract]
Number of dealer groups acquired | Acquisition					17
Number of stores acquired					40
Number of stores operating					63
Number of states in which stores operating | State					11
Number of top brands | Brand					10
Principles of Consolidation [Abstract]
Number of minority member subsidiaries consolidated | Subsidiary					2
OneWater LLC [Member] | Bosun's Assets and Operations [Member]
Principles of Consolidation [Abstract]
Ownership interest in subsidiaries					75.00%			75.00%
Percentage of voting rights					100.00%			100.00%
OneWater LLC [Member] | South Shore Assets and Operations [Member]
Principles of Consolidation [Abstract]
Ownership interest in subsidiaries					75.00%
Percentage of voting rights					100.00%
OneWater LLC [Member] | Sales Revenue [Member]
Description of the Business [Abstract]
Concentration risk percentage					40.40%	40.00%	44.70%
OneWater LLC [Member] | Sales Revenue [Member] | Malibu Boats, Inc [Member]
Description of the Business [Abstract]
Concentration risk percentage					15.90%	13.40%	13.20%